UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Shott Capital Management, LLC
Address:  601 California Street, #801
	  San Francisco, CA 94108

Form 13F File Number:  28-05083

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   George B. Shott
Title:	Senior Managing Director
Phone:  (415) 772-8376

Signature, Place, and Date of Signing:

George B. Shott      San Francisco, CA     March 31, 2008

State Street Corporation has been removed from the List of Other Included Managers as Shott Capital Management LLC is deemed not to share investment discretion with State Street Corporation for the purposes of Form 13F reporting.


Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0



Form 13F Information Table Entry Total:   55
Form 13F Information Table Value Total (Thousands):   $87,928

List of Other Included Managers:  0

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Acme Packet, Inc.              COM              004764106       85    10653 SH       SOLE                    10653
Alliance Data Systems Corporat COM              018581108     2116    44547 SH       SOLE                    17564             26983
Altus Pharmaceuticals, Inc.    COM              02216N105       74    16370 SH       SOLE                    14145              2225
Amdocs Ltd.                    COM              G02602103     1967    69356 SH       SOLE                    66500              2856
AmeriSafe Inc.                 COM              03071H100      193    15230 SH       SOLE                    15230
Arch Capital Group Ltd.        COM              G0450A105     2804    40833 SH       SOLE                    29933             10900
Aruba Networks Inc.            COM              043176106      745   142951 SH       SOLE                    68373             74578
Athenahealth, Inc.             COM              04685W103      411    17361 SH       SOLE                    11245              6116
Atheros Communications, Inc.   COM              04743P108      309    14812 SH       SOLE                    12433              2379
Atmel Corp.                    COM              049513104       49    14000 SH       SOLE                                      14000
Bare Escentuals, Inc.          COM              067511105      282    12062 SH       SOLE                    12062
Cavium Networks, Inc.          COM              14965A101     1979   120690 SH       SOLE                    62004             58686
Cbeyond, Inc.                  COM              149847105      595    31672 SH       SOLE                      900             30772
Celgene Corporation            COM              151020104     2209    36037 SH       SOLE                    36037
Centennial Communication Corp. COM              15133V208     2791   472323 SH       SOLE                   181329            290994
Cisco Systems, Inc. 	       COM              17275R102     1122    46552 SH       SOLE                    32652             13900
Citigroup Inc. 		       COM              172967101      735    34325 SH       SOLE                                      34325
Citrix Systems, Inc.           COM              177376100     1319    44961 SH       SOLE                    36345              8616
ComScore, Inc.                 COM              20564W105      361    17995 SH       SOLE                                      17995
CommVault Systems, Inc.        COM              204166102      981    79078 SH       SOLE                    74078              5000
Du Pont                        COM              263534109      297     6350 SH       SOLE                                       6350
EBay, Inc.                     COM              278642103     1603    53730 SH       SOLE                    40500             13230
EHealth, Inc.                  COM              28238P109     2304   104416 SH       SOLE                    51823             52593
Ecotality, Inc.                COM              27922Y103     1155  5554565 SH       SOLE                  5554565
Google, Inc. - Cl A            COM              38259P508    15783    35834 SH       SOLE                    31767              4067
Greenfield Online              COM              395150105      849    71611 SH       SOLE                    71611
HewlettPackard                 COM              428236103      590    12929 SH       SOLE                                      12929
Hittite Microwave Corporation  COM              43365Y104      357     9531 SH       SOLE                     2671              6860
Ikanos Communications, Inc.    COM              45173E105      508   111131 SH       SOLE                   111131
Infinera Corporation           COM              45667G103      250    20849 SH       SOLE                    15309              5540
Internap Network Services Corp COM              45885A300       95    19071 SH       SOLE                     9063             10008
Keryx Biopharmaceuticals, Inc. COM              492515101       62   103200 SH       SOLE                                     103200
Linear Technology Corp.        COM              535678106     1547    50400 SH       SOLE                    21400             29000
Mellanox Technologies Ltd.     COM              M51363113     1605   115205 SH       SOLE                    95275             19930
MetroPCS Communications        COM              591708102    25610  1506494 SH       SOLE                   781225            725269
Microchip Technology, Inc.     COM              595017104      262     8000 SH       SOLE                     8000
Microsoft Corp.                COM              594918104      312    11000 SH       SOLE                                      11000
Netezza Corporation            COM              64111N101     2087   225814 SH       SOLE                   164251             61563
Neustar, Inc. Class A          COM              64126X201      667    25200 SH       SOLE                     1000             24200
Northstar Neuroscience, Inc.   COM              66704V101       65    41449 SH       SOLE                    41449
Positron Corp.                 COM              737397125       27   489642 SH       SOLE                                     489642
Riverbed Technology, Inc.      COM              768573107      711    47872 SH       SOLE                    45972              1900
SAVVIS, Inc.                   COM              805423308     2359   144979 SH       SOLE                    46090             98889
Salesforce.com, Inc.           COM              79466L302     1814    31351 SH       SOLE                    27100              4251
Seagate Technology             COM              G7945J104      638    30456 SH       SOLE                    30456
Shutterfly, Inc.               COM              82568P304     1038    69776 SH       SOLE                    38216             31560
Sirtris Pharmaceuticals, Inc.  COM              82968A105      229    17611 SH       SOLE                     8763              8848
Skyepharma Plc.                COM              830808101      440   175876 SH       SOLE                                     175876
Somaxon Pharmaceuticals, Inc.  COM              834453102      117    24707 SH       SOLE                    24707
Spreadtrum Communications, Inc COM              849415203      123    14165 SH       SOLE                     3281             10884
SuperGen, Inc.                 COM              868059106      125    50009 SH       SOLE                                      50009
TransDigm Group Inc.           COM              893641100      663    17900 SH       SOLE                                      17900
Volcano Corporation            COM              928645100      215    17210 SH       SOLE                    10753              6457
YaHoo!, Inc.                   COM              984332106     2294    79294 SH       SOLE                    73294              6000
